Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 13 – RELATED PARTY TRANSACTIONS

The Company had transactions with the following related parties in the years ended December 31, 2018, 2017 and 2016:

Name of Related Party	Nature of Relationship
Yuebiao Li	Principal shareholder, Chairman of the Board and Chief Executive Officer (“CEO”)

Zhuo Zhang	Principal shareholder, Director, Chief Financial Officer (“CFO”)

Yue Zhang	Principal shareholder, Zhuo Zhang’s sister

Xiaojun Chen	Husband of Zhuo Zhang

Heilongjiang Binteer Environmental Protection Equipment Manufacturing Co., Ltd. (“Heilongjiang Binteer”)	Established by Yuebiao Li, in May 2014, Mr. Li transferred his 60% equity interest to his brother, Yuefeng Li. Yuefeng Li then transferred his 60% equity interest to a third party individual for zero consideration in March 2016.

Daqing Wanjieyuan Water Treatment Equipment Sales Co., Ltd. (“Daqing Wanjieyuan”)	Controlled by Yuebiao Li, the entity was dissolved in June 2017.

Mojie Technology (Beijing) Co., Ltd. (“Mojie”)	Established and controlled by Yuebiao Li and Zhuo Zhang. All of the equity interest was transferred to a third party in July 2015. The entity was dissolved in February 2019.

Yantai Jinna Commerce Co., Ltd. (“Jinna”)	Significantly influenced by Yue Zhang, principal shareholder and sister of Zhuo Zhang. Jinna was dissolved during 2016.

Shandong Jinmo Recycled Water Resource Co., Ltd. (“Jinmo”)	A subsidiary that was incorporated on March 19, 2015 and disposed on December 8, 2016 for consideration of RMB 220,000 (approximately $31,678) to Entity A.

Entity A and its subsidiaries	Entity A is 45% owned by Entity D

Entity B	Significantly influenced by the Company

Entity C	Significantly influenced by the Company

Entity D and its subsidiary	Significantly influenced by the Company

Revenues from related parties and accounts receivable - related parties, net

The Company primarily provides products such as membranes, components and wastewater filtration equipment to Heilongjiang Binteer, Mojie, Jinna, Entity A and its subsidiaries, Entity B and Entity D’s subsidiary. For the years ended December 31, 2018, 2017 and 2016, the Company generated total net related party revenues in the amount of $21,066,741, $9,146,994 and $5,854,383, respectively. The net accounts receivable from related parties amounted to $1,948,009 and $607,975 as of December 31, 2018 and 2017, respectively.

Net revenues from related parties consisted of the following:

	For the Years Ended December 31,
	2018	2017	2016
Heilongjiang Binteer	$-	$-	$276,320
Mojie	-	-	3,268
Jinna	-	-	1,391
Entity A and its subsidiaries	20,750,159	8,917,627	1,620,872
Entity B	107,894	229,367	3,952,532
Entity D’s subsidiary	208,688	-	-
Net revenues from related parties	$21,066,741	$9,146,994	$5,854,383

During the period from January 1, 2016 to December 7, 2016, the Company sold equipment of $1,063,137 to Jinmo. The equipment sales were made prior to the disposal of Jinmo, recorded as intercompany sales and eliminated on consolidated statements of income and comprehensive income for the year ended December 31, 2016. The balance was fully collected during 2017.

Accounts receivable from related parties consisted of the following:

	For the Years Ended December 31,
	2018	2017
Entity A and its subsidiaries	$1,286,405	$-
Entity B	661,604	743,921
Accounts receivable from related parties	1,948,009	743,921
Less: allowance for doubtful accounts	-	(135,946)
Accounts receivable from related parties, net	$1,948,009	$607,975

The movement of allowance for doubtful accounts for accounts receivable from related parties consisted of the following:

	For the Years Ended December 31,
	2018	2017
Allowance for doubtful account, beginning balance	$135,946	$2,258
Increase	-	130,904
Decrease	(128,631)	-
Effects of foreign exchange rate	(7,315)	2,784
Allowance for doubtful accounts, ending balance	$-	$135,946

Advances from customers - related parties

As of December 31, 2018 and 2017, advances from customers - related parties amounted to $586,719 and $747,264, respectively, as follows:

	For the Years Ended December 31,
	2018	2017
Entity A and its subsidiaries	$583,894	$747,264
Entity D’s subsidiary	2,825	-
Advances from customers – related parties	$586,719	$747,264

Materials supplied by related parties, service provided by related parties and accounts payable to related parties

The Company purchased membrane modules, membrane filters, and other components of water treatment equipment from Entity D’s subsidiary and Heilongjiang Binteer. For the years ended December 31, 2018, 2017 and 2016, the total purchase from related parties amounted to $1,592,537, $0 and $556,692, respectively. The Company also subcontracted wastewater treatment service to Entity C, Entity D’s subsidiary, Entity A and its subsidiary. For the years ended December 31, 2018, 2017 and 2016, the services provided by related parties amounted to $11,488,801, $1,728,642 and $0, respectively. The balance of accounts payable to related parties was $3,389,148 and $258,274 as of December 31, 2018 and 2017, respectively.

Materials supplied by related parties consisted of the following:

	For the Years Ended December 31,
	2018	2017	2016
Heilongjiang Binteer	$-	$-	$556,692
Entity D’s subsidiary	1,592,537	-	-
Total	$1,592,537	$-	$556,692

Services provided by related parties consisted of the following:

	For the Years Ended December 31,
	2018	2017	2016
Entity C	$5,279,255	$1,728,642	$-
Entity A and its subsidiary	5,918,396	-	-
Entity D’s subsidiary	291,150	-	-
Total	$11,488,801	$1,728,642	$-

Accounts payable - related parties consisted of the following:

	For the Years Ended December 31,
	2018	2017
Entity C	$1,985,136	$258,274
Entity A and its subsidiary	1,197,328	-
Entity D’s subsidiaries	206,684	-
Accounts payable – related parties	$3,389,148	$258,274

Cost of revenues from related parties and deferred cost of revenue – related party

During the years ended December 31, 2018, 2017 and 2016, materials purchased from and services provided by related parties in the total amount of $5,669,252, $0 and $556,692, respectively, were included in cost of revenues from related parties. The costs incurred related to the service provided by Entity C but not expensed yet are recognized as deferred cost of revenue – related party. As of December 31, 2018 and 2017, deferred cost of revenue – related party amounted to $0 and $1,795,222.

Cost of revenues from related parties consisted of the following:

	For the Years Ended December 31,
	2018	2017	2016
Entity C	$4,296,375	$-	$-
Entity D’s subsidiary	1,372,877	-	-
Heilongjiang Binteer	-	-	566,692
Total	$5,669,252	$-	$566,692

Deposit - related party

During the year ended December 31, 2018, the Company paid $10,180 to Entity A as security deposit for bidding projects, which was included in deposit - related party in the accompanying consolidated balance sheets.

Due to related parties

The balance of due to related parties represents expenses incurred by related parties in the ordinary course of business, expense related parties paid on behalf of the Company as well as the loans the Company obtained from related parties for working capital purposes. The loans owed to the related parties are interest free, unsecured and repayable on demand.

For the year ended December 31, 2018, Yuebiao Li and Zhuo Zhang paid operating expenses on behalf of the Company in the amount of $9,703 and these payments were fully reimbursed. As of December 31, 2018 and 2017, the balance due to Yuebiao Li and Zhuo Zhang was $0.

There are no due to related party balances as of December 31, 2018 and 2017.